Segments of Business and Geographic Areas (Details 2) (USD $) In Millions, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Segment Reporting Information [Line Items]
Worldwide total	$ 113,644	$ 102,908	$ 94,682
Consumer [Member]
Segment Reporting Information [Line Items]
Worldwide total	24,210	23,753	24,671
Pharmaceutical [Member]
Segment Reporting Information [Line Items]
Worldwide total	23,747	19,961	21,460
Medical Devices and Diagnostics [Member]
Segment Reporting Information [Line Items]
Worldwide total	23,609	23,277	22,853
Operating Segments [Member]
Segment Reporting Information [Line Items]
Worldwide total	71,566	66,991	68,984
General Corporate [Member]
Segment Reporting Information [Line Items]
Worldwide total	$ 42,078	$ 35,917	$ 25,698